Related Party Transactions	12 Months Ended
Dec. 31, 2023
Kingswood Acquisition Corp
Related Party Transactions

Note 6 — Related Party Transactions

Founder Shares

In August 2020, the Sponsor paid $25,000, or approximately $0.006 per share, to cover certain offering costs in consideration for 4,312,500 shares of Class B common stock, par value $0.0001 per share (the “Founder Shares”). On October 22, 2020 and November 3, 2020, the Sponsor surrendered an aggregate of 1,437,500 Founder Shares, which were cancelled, resulting in an aggregate of 2,875,000 Founder Shares outstanding and held by the Sponsor. Up to 375,000 Founder Shares were subject to forfeiture to the extent that the over-allotment option was not exercised in full by the underwriters. In connection with the underwriters’ full exercise of their over-allotment option on November 24, 2020, the 375,000 Founder Shares were no longer subject to forfeiture.

The initial stockholders have agreed, subject to limited exceptions, not to transfer, assign or sell any of their Founder Shares until the earlier to occur of: (i) one year after the completion of the initial business combination; or (ii) the date on which the Company completes a liquidation, merger, share exchange or other similar transaction after the initial business combination that results in all of the Company’s stockholders having the right to exchange their Class A common stock for cash, securities or other property; except to certain permitted transferees and under certain circumstances (the “lock-up”). Notwithstanding the foregoing, if (1) the closing price of Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial business combination or (2) if the Company consummates a transaction after the initial business combination which results in the Company’s stockholders having the right to exchange their shares for cash, securities or other property, the Founder Shares will be released from the lock-up.

In October 2020 and November 2020 (“Grant Dates”), the Sponsor transferred a total of 270,000 Founder Shares to the Company’s directors. The shares vest, not upon a fixed date, but upon consummation of an initial business combination. The Company has determined the valuation of the Class B shares as of the Grant Dates. The valuation resulted in a fair value of $6.19 per share as of the Grant Dates, or an aggregate of $1,671,300 for the 270,000 shares. The aggregate amount paid for the transferred shares was approximately $218,000. The excess fair value over the amount paid is $1,453,300, which is the amount of share-based compensation expense which the Company will recognize upon consummation of an initial business combination.

Convertible Promissory Notes

In order to finance transaction costs in connection with a business combination, on March 24, 2022, the Company and Sponsor entered into the Initial Convertible Promissory Note pursuant to which Sponsor agreed to loan the Company up to $1,500,000. The Initial Convertible Promissory Note provides that, upon the consummation of a Business Combination, the Initial Working Capital Loans would either be repaid out of the proceeds of the Trust Account released to the Company, without interest, or, at the Sponsor’s election, converted into additional Private Warrants at a price of $1.00 per Private Warrant. If a Business Combination is not consummated, the Initial Convertible Promissory Note provides that the Company will use a portion of proceeds held outside the Trust Account to repay the Initial Working Capital Loans, but no proceeds held in the Trust Account would be used for such purpose. At December 31, 2023 and 2022, the Company had drawn down $0 and $1,500,000, respectively under the Initial Convertible Promissory Note.

On October 6, 2023, the Company and Sponsor entered into the A&R Convertible Promissory Note, which amends and restates the Initial Convertible Promissory Note to provide that, among other things, upon the consummation of a Business Combination , the Initial Working Capital Loans would either be repaid, or at Wentworth’s election, converted into a number of shares of Class A common stock of the Company (or the shares or other securities of another entity for or into which the Class A common stock of the Company are exchangeable or convertible in connection with a Business Combination) equal to the then aggregate principal amount plus accrued and unpaid interests outstanding, divided by $10.00.

Also on October 6, 2023, the Company and Sponsor entered into the Additional Convertible Promissory Note pursuant to which Sponsor agreed to loan the Company up to $250,000 (such loans, the “Additional Working Capital Loans”). The Additional Convertible Promissory Note provided that, upon the consummation of a Business Combination, the Additional Working Capital Loans would either be repaid, or, at the Sponsor’s election, converted into a number of shares of Class A common stock of the Company (or the shares or other securities of another entity for or into which the Class A common stock of the Company are exchangeable or convertible in connection with a Business Combination) equal to the then aggregate principal amount plus accrued and unpaid interests outstanding, divided by $10.00. If a Business Combination is not consummated, the Additional Convertible Promissory Note provides that the Company will use a portion of proceeds held outside the Trust Account to repay the Additional Working Capital Loans, but no proceeds held in the Trust Account would be used for such purposes.

As of December 31, 2023 and 2022, the Company had drawn $1,750,000 and $1,500,000 on the Convertible Promissory Notes or the Initial Convertible Promissory Note.

Administrative Service Fee

Commencing on the date of the final prospectus for the Public Offering, the Company agreed to pay the Sponsor up to $10,000 per month for office space, secretarial and administrative services as needed. Upon completion of the initial Business Combination or the Company’s liquidation, the Company will cease paying these monthly fees. The Sponsor has forgone charging the Company for the administrative service fee and during the year ended December 31, 2022, the Sponsor agreed to forgive the administrative service fee in the amount of $1,667, and accordingly, at December 31, 2023 and December 31, 2022, no amounts were due for this administrative service fee.